SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

1.	On October 6, 2022, Coeptis entered into an annual service agreement with ACF Equity Research Ltd. to provide independent equity valuation research.

2.	On October 26, 2022, the Company held a special meeting of its stockholders in connection with its previously announced business combination with Bull Horn Holdings Corp. (“Bull Horn”) pursuant to that certain Agreement and Plan of Merger, dated as of April 18, 2022 (the “Merger Agreement”). There were sufficient votes to approve the merger and business combination. On October 28, 2022, the Company completed the merger and business combination with Bull Horn Holdings Corp.. In connection with the business combination, the combined company was renamed “Coeptis Therapeutics Holdings, Inc.” and its public shares and warrants commenced trading on the Nasdaq Global Market under the ticker symbols “COEP” and “COEPW,” respectively, on October 31, 2022.